Derivative instruments (Tables)	12 Months Ended
Dec. 31, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule Of Derivative Instruments, Fair Value
The following table presents the fair values of derivative instruments included in the consolidated balance sheets as of December 31, 2018 and 2017:

	Derivatives
		Fair Value as of December 31,
Type of Derivative	Balance Sheets Location	2018	2017
Derivatives designated as hedging instruments
Cash flow hedge
Forward contracts	Other receivables	$628	$309
Forward contracts	Accrued payroll and other liabilities	(180)	(517)
Cross-currency interest rate swap (i)	Derivative instruments	29,141	7,835
Call spread (i)	Derivative instruments	16,867	15,114
Coupon-only swap (i)	Derivative instruments	(5,152)	(10,908)
Subtotal		$41,304	$11,833
Derivatives not designated as hedging instruments
Forward contracts	Other receivables	$99	$—
Forward contracts	Accrued payroll and other liabilities	(144)	—
Subtotal		$(45)	$—
Total derivative instruments		$41,259	$11,833

(i)
At December 31, 2018, presented in the consolidated balance sheet as follows: $54,735 as non-current asset, $10,687 as a current liability and $3,192 as a non-current liability. At December 31, 2017, presented in the consolidated balance sheet as follows: $35,069 as a non-current asset, $15,522 as a current liability and $7,506 as a non-current liability.

Schedule of Derivative Instruments
The following table presents information related to the terms of the agreements:

Bank	Payable			Receivable			Interest payment dates	Maturity
	Currency	Amount	Interest rate	Currency	Amount	Interest rate
JP Morgan Chase Bank, N.A. (i)	BRL	108,000	13%		$35,400	4.38%	March 31/ September 30	September 2023
JP Morgan Chase Bank, N.A.	BRL	98,670	13%		$30,000	6.02%	March 31/ September 30	September 2023
Citibank N.A.	BRL	94,200	13%		$30,000	6.29%	March 31/ September 30	September 2023

(i)
During the fiscal year ended December 31, 2017, the agreement was amended twice: on February 9, 2017 and February 22, 2017. All the terms of the swap agreement match the terms of the BRL intercompany loan receivable. As a result of the amendments the Company paid $2,689. According to ASC 815-30-40, the amount deferred in accumulated other comprehensive loss until the date of the last amendment, amounting to $677 as of December 31, 2017, will be amortized to earnings as the originally hedged cash flows affects the statement of income.

The following table presents information related to the terms of the agreements:

Bank	Payable			Receivable			Interest payment dates	Maturity
	Currency	Amount	Interest rate	Currency	Amount	Interest rate
Citibank S.A.	BRL	155,500	11.08%		$50,000	6.91%	June 30/ December 31	September 2023
JP Morgan S.A.	BRL	156,250	11.18%		$50,000	6.91%	March 31/ September 30	April 2027
The following table presents information related to the terms of the agreements:

Bank	Payable			Receivable			Interest payment dates	Maturity
	Currency	Amount	Interest rate	Currency	Amount	Interest rate
BAML (i)	BRL	156,250	13.64%		$50,000	6.91%	March 31/ September 30	April 2027
Banco Santander S.A.	BRL	155,500	13.77%		$50,000	6.91%	June 30/ December 31	September 2023

(i)	Bank of America Merrill Lynch Banco Múltiplo S.A.

Schedule Of Cash Flow Hedges Included In Accumulated Other Comprehensive Income (Loss)
The following table present the pretax amounts affecting income and other comprehensive income for the fiscal years ended December 31, 2018, 2017 and 2016 for each type of derivative relationship:

Derivatives in Cash Flow Hedging Relationships	Gain (Loss) Recognized in Accumulated OCI on Derivative (Effective Portion)			(Gain) Loss Reclassified from Accumulated OCI into Income (Effective Portion) (i)			(Loss) Recognized in Income on Derivative (Amount Excluded from Effectiveness Testing and Ineffective Portion) (ii)
	2018	2017	2016	2018	2017	2016	2018	2017	2016
Forward contracts	$731	$(1,344)	$(1,861)	$(75)	$1,236	$1,307	$—	$—	$—
Cross-currency interest rate swaps	11,279	5,828	(16,952)	(18,888)	1,965	9,935	—	—	—
Call Spread	4,034	21,047	—	(15,421)	2,791	—	—	—	—
Coupon-only swap	1,864	(13,598)	—	2,415	(5,933)	—	(679)	(101)	—
Total	$17,908	$11,933	$(18,813)	$(31,969)	$59	$11,242	$(679)	$(101)	$—

(i)
The results recognized in income related to forward contracts were recorded as an adjustment to food and paper. The net gain (loss) recognized in income, related to cross-currency interest rate swaps is presented as follows:

Adjustment to:	2018	2017	2016
Foreign currency exchange results	$28,588	$7,532	$(6,997)
Net interest expense	(9,700)	(9,497)	(2,938)
Total	$18,888	$(1,965)	$(9,935)

The results recognized in income related to call spread agreements and coupon-only swap agreements were recorded as an adjustment to foreign currency exchange and interest expense, respectively.

(ii)	The loss recognized in income is presented within "Loss from derivative instruments".

Derivative Instruments, Gain (Loss)
The following table presents the pretax amounts affecting income for the fiscal years ended December 31, 2017 and 2016, respectively:

	Cross-currency swaps (i)
Derivatives in Fair Value Hedging Relationships	2017	2016

Loss recognized in Income on hedging derivatives	(9,599)	(5,814)
Gain recognized in Income on hedging items	4,118	2,877

(i)
The loss amounting to $5,481 and $2,937, in 2017 and 2016, respectively, related to the ineffective portion of derivatives, was recorded within “Loss from derivative instruments” in the Company’s consolidated statement of income.